Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000194842 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000194842 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000194842 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000194842 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000194842 | 68389X105 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000194842 | 040413106 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000194842 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000194842 | 75886F107 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194842 | 86800U104 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194842 | 79466L302 | Salesforce.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000194842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000194842 | Communications
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000194842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000092399 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092399 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092399 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092399 | 75886F107 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092399 | 86800U104 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092399 | 233809300 | Fidelity Investments Money Market Treasury Only Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092399 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092399 | 705573103 | Pegasystems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092399 | 82509L107 | Shopify, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092399 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092399 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092399 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092399 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092399 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092399 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092399 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092399 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092399 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092399 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092399 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092399 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092399 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092399 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000092399 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000092399 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092399 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092399 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092399 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092399 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000092399 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000092399 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092399 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092399 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092399 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092399 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000096041 | 86800U104 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000096041 | 233809300 | Fidelity Investments Money Market Treasury Only Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096041 | 705573103 | Pegasystems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096041 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096041 | 379577208 | Globus Medical, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096041 | SECLEND | Invesco Government & Agency Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096041 | 90184D100 | Twist Bioscience Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000096041 | 91307C102 | United Therapeutics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096041 | 985817105 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096041 | 98980G102 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096041 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096041 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000096041 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000096041 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000096041 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096041 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000096041 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096041 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000096041 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%